Fair Value of Financial Instruments, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Assets [Abstract]
Securities available for sale	$ 253,906	$ 268,120
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	45,897	83,107
Securities available for sale	253,906	268,120
Securities held to maturity	5,452	7,049
Loans, net	1,184,499	1,051,737
Interest rate swap derivatives	$ 754	$ 657
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Accrued interest receivable	$ 5,476	$ 4,805
Financial Liabilities [Abstract]
Deposits	1,329,667	1,275,178
Other borrowed funds	44,848	39,740
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	$ 754	$ 657
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Accrued interest payable	$ 6,584	$ 5,234
Estimated Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	45,897	83,107
Securities available for sale	253,906	268,120
Securities held to maturity	5,074	6,420
Loans, net	1,171,189	1,037,349
Interest rate swap derivatives	754	657
Accrued interest receivable	5,476	4,805
Financial Liabilities [Abstract]
Deposits	1,330,901	1,275,760
Other borrowed funds	44,386	38,815
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	754	657
Accrued interest payable	6,584	5,234
Estimated Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	45,897	83,107
Securities available for sale	86,779	168,030
Securities held to maturity	0	0
Loans, net	0	0
Interest rate swap derivatives	0	0
Accrued interest receivable	0	0
Financial Liabilities [Abstract]
Deposits	839,931	881,290
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	0	1
Estimated Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	167,127	100,090
Securities held to maturity	2,963	3,651
Loans, net	0	0
Interest rate swap derivatives	754	657
Accrued interest receivable	1,357	1,540
Financial Liabilities [Abstract]
Deposits	490,970	394,470
Other borrowed funds	44,386	38,815
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	754	657
Accrued interest payable	6,584	5,233
Estimated Fair Value [Member] | Level 3 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Securities held to maturity	2,111	2,769
Loans, net	1,171,189	1,037,349
Interest rate swap derivatives	0	0
Accrued interest receivable	4,119	3,265
Financial Liabilities [Abstract]
Deposits	0	0
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	$ 0	$ 0